IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (1,483)	$ (1,849)
Pre tax earnings sensitivity over the next twelve month	367	304
Hundred basis point increase [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(693)
Pre tax earnings sensitivity over the next twelve month	139
Hundred basis point increase [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(790)
Pre tax earnings sensitivity over the next twelve month	228
Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	660	1,492
Pre tax earnings sensitivity over the next twelve month	(210)	$ (325)
Hundred basis point decrease [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	597
Pre tax earnings sensitivity over the next twelve month	(101)
Hundred basis point decrease [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	63
Pre tax earnings sensitivity over the next twelve month	$ (109)